iShares
®
U.S. Home Construction ETF
Schedule of Investments
(unaudited)
December 31, 2022
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Building Products  —  13 .3%
American Woodmark Corp.
(a) (b)
................. 45,353 $ 2,215,948
AZEK Co., Inc. (The) , Class A
(a) (b)
............... 298,880 6,073,242
Builders FirstSource, Inc.
(a) (b)
.................. 401,563 26,053,407
Fortune Brands Home & Security, Inc. ............ 349,906 19,983,132
Hayward Holdings, Inc.
(a) (b)
.................... 270,938 2,546,817
JELD-WEN Holding, Inc.
(a)
.................... 230,113 2,220,590
Lennox International, Inc. .................... 87,993 21,050,565
Masco Corp. ............................. 615,349 28,718,338
Masonite International Corp.
(a) (b)
................ 60,781 4,899,556
Masterbrand, Inc.
(a)
........................ 342,736 2,587,657
Owens Corning ........................... 254,992 21,750,818
PGT Innovations, Inc.
(a) (b)
..................... 163,703 2,940,106
Quanex Building Products Corp. ................ 90,391 2,140,459
Simpson Manufacturing Co., Inc. ............... 116,227 10,304,686
Trex Co., Inc.
(a) (b)
.......................... 299,417 12,674,322
UFP Industries, Inc.
(b)
....................... 168,178 13,328,106
179,487,749
a
Construction Materials  —  1 .0%
Eagle Materials, Inc. ........................ 100,531 13,355,544
a
Forest Products  —  0 .9%
Louisiana-Pacific Corp.
(b)
..................... 195,619 11,580,645
a
Home Furnishings  —  2 .1%
Ethan Allen Interiors, Inc. .................... 62,243 1,644,460
Leggett & Platt, Inc. ........................ 361,732 11,658,622
Mohawk Industries, Inc.
(a) (b)
................... 143,880 14,707,414
28,010,496
a
Home Improvement Retail  —  10 .3%
Floor & Decor Holdings, Inc. , Class A
(a) (b)
.......... 289,541 20,160,740
Home Depot, Inc. (The) ..................... 189,910 59,984,972
LL Flooring Holdings, Inc.
(a)
................... 79,951 449,325
Lowe's Companies, Inc. ..................... 293,872 58,551,057
139,146,094
a
Homebuilding  —  65 .7%
Beazer Homes USA, Inc.
(a) (b)
.................. 230,325 2,938,947
Cavco Industries, Inc.
(a) (b)
..................... 65,743 14,874,354
Century Communities, Inc.
(b)
.................. 224,370 11,220,744
DR Horton, Inc.
(b)
.......................... 2,483,547 221,383,380
Green Brick Partners, Inc.
(a)
................... 215,525 5,222,171
Installed Building Products, Inc. ................ 186,104 15,930,502
Security Shares Value
a
Homebuilding (continued)
KB Home ............................... 659,059 $ 20,991,029
Lennar Corp. , Class A ....................... 2,021,508 182,946,474
Lennar Corp. , Class B ...................... 115,528 8,639,184
LGI Homes, Inc.
(a) (b)
........................ 162,622 15,058,797
M/I Homes, Inc.
(a)
.......................... 217,641 10,050,661
MDC Holdings, Inc. ........................ 452,370 14,294,892
Meritage Homes Corp.
(a) (b)
.................... 290,181 26,754,688
NVR, Inc.
(a)
.............................. 23,840 109,963,907
PulteGroup, Inc. .......................... 1,807,688 82,304,035
Skyline Champion Corp.
(a)
.................... 420,067 21,637,651
Taylor Morrison Home Corp.
(a) (b)
................ 859,704 26,092,016
Toll Brothers, Inc. .......................... 836,294 41,747,796
TopBuild Corp.
(a)
.......................... 253,689 39,699,792
Tri Pointe Homes, Inc.
(a)
..................... 800,723 14,885,441
886,636,461
a
Specialty Chemicals  —  4 .3%
Sherwin-Williams Co. (The) ................... 242,113 57,460,678
a
Trading Companies & Distributors  —  2 .2%
Beacon Roofing Supply, Inc.
(a) (b)
................ 138,465 7,309,567
Watsco, Inc. ............................. 90,757 22,634,796
29,944,363
a
Total Long-Term  Investments — 99.8%
(Cost: $ 1,705,935,596 ) ............................... 1,345,622,030
a
Short-Term Securities
Money Market Funds  —  6 .1%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.53%
(c) (d) (e)
............................ 80,029,848 80,053,857
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.12%
(c) (d)
............................. 2,488,625 2,488,625
a
Total Short-Term Securities — 6.1%
(Cost: $ 82,512,783 ) ................................. 82,542,482
Total Investments — 105.9%
(Cost: $ 1,788,448,379 ) ............................... 1,428,164,512
Liabilities in Excess of Other Assets — ( 5 .9 ) % ............... (79,828,147)
Net Assets — 100.0% ................................. $ 1,348,336,365
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
U.S. Home Construction ETF
2
Derivative Financial Instruments Outstanding as of Period End
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
  Shares Held
at 12/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 30,168,682  $ 49,853,470
(a)
$ —  $ 8,601  $ 23,104  $ 80,053,857  80,029,848  $ 79,427
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 2,040,000  448,625
(a)
—  —  —  2,488,625  2,488,625  27,790  2
$ 8,601  $ 23,104
$ 82,542,482
$ 107,217  $ 2
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P MidCap 400 E-Mini Index ............................................................ 11 03/17/23 $ 2,687 $ (57,920)

iShares
®
U.S. Home Construction ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2022
3
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,345,622,030  $ —  $ —  $ 1,345,622,030
Short-Term Securities
Money Market Funds ...................................... 82,542,482  —  —  82,542,482
$ 1,428,164,512  $ —  $ —  $ 1,428,164,512
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (57,920) $ —  $ —  $ (57,920)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.